Income Taxes (Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Inclusion of after-tax earnings of GECC in before-tax earnings of GE	0.00%	0.00%	0.00%
Tax on global activities including exports	54.10%	(17.70%)	(11.40%)
U.S. business credits	(4.70%)	(3.30%)	(4.90%)
All other - net	(5.20%)	(6.50%)	(5.30%)
Total income tax reconciliation items	44.20%	(27.50%)	(21.60%)
Actual income tax rate	79.20%	7.50%	13.40%
Repatriation of foreign earnings			2.90%
Reconciliation change related to deductible stock losses	(4.20%)
GE
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Inclusion of after-tax earnings of GECC in before-tax earnings of GE	82.40%	(4.80%)	(2.60%)
Tax on global activities including exports	(52.80%)	(12.00%)	(7.40%)
U.S. business credits	(4.10%)	(1.00%)	(2.60%)
All other - net	(14.20%)	(2.50%)	(4.90%)
Total income tax reconciliation items	11.30%	(20.30%)	(17.50%)
Actual income tax rate	46.30%	14.70%	17.50%
Repatriation of foreign earnings			2.70%
Reconciliation change related to deductible stock losses	(10.60%)
GE Capital
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Inclusion of after-tax earnings of GECC in before-tax earnings of GE	0.00%	0.00%	0.00%
Tax on global activities including exports	(224.50%)	(72.00%)	(126.90%)
U.S. business credits	9.20%	(34.50%)	(74.30%)
All other - net	(1.50%)	(55.90%)	(1.00%)
Total income tax reconciliation items	(216.80%)	(162.40%)	(202.20%)
Actual income tax rate	(181.80%)	(127.40%)	(167.20%)